UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

412-921-1822
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

COMMON STOCKS - 82.8%	Shares	Value
Apparel Manufacturing - 3.0%
VF Corporation	12,150	$963,859
Beverage and Tobacco Product Manufacturing - 3.4%
Loews Corporation	30,000	1,114,500
Broadcasting (except Internet) - 3.6%
Comcast Corporation - Class A	60,400	1,175,988
Chemical Manufacturing - 6.6%
Allergan, Inc.	16,950	1,034,967
Amgen, Inc. (a)	11,300	616,189
Pfizer, Inc.	31,595	473,925
		2,125,081
Computer and Electronic Product Manufacturing - 10.5%
Cynosure Inc. (a)	43,800	450,264
Dell, Inc. (a)	18,000	238,320
EMC Corporation (a)	30,000	593,700
SanDisk Corporation (a)	27,750	1,212,675
Spectrum Control, Inc. (a)	27,399	413,451
Texas Instruments, Inc.	20,000	493,800
		3,402,210
Credit Intermediation and Related Activities - 6.4%
Bank Of New York Mellon Corporation	16,300	408,641
FNB Corporation	48,700	417,359
PNC Financial Services Group, Inc.	21,000	1,247,190
		2,073,190
Insurance Carriers and Related Activities - 4.7%
Arthur J. Gallagher & Company	30,000	762,600
Erie Indemnity Company - Class A	15,300	750,159
		1,512,759
Machinery Manufacturing - 7.7%
General Electric Company	45,400	731,848
Ingersoll-Rand PLC	12,500	468,250
Joy Global, Inc.	21,750	1,291,297
		2,491,395
Miscellaneous Manufacturing - 2.6%
Medtronic, Inc.	22,900	846,613
Oil and Gas Extraction - 1.2%
El Paso Corporation	30,000	369,600
Paper Manufacturing - 2.1%
Kimberly-Clark Corp.	10,750	689,290
Petroleum and Coal Products Manufacturing - 0.7%
BP PLC - ADR	6,100	234,667
Primary Metal Manufacturing - 1.7%
Alcoa, Inc.	7,000	78,190
Matthews International Corporation - Class A	13,000	469,430
		547,620
Publishing Industries (except Internet) - 6.6%
CA, Inc.	40,000	782,400
Microsoft Corporation	40,600	1,047,886
Opnet Technologies, Inc.	20,000	304,800
		2,135,086

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.8%
The Charles Schwab Corporation	40,000	591,600
Support Activities for Mining - 0.5%
Hercules Offshore, Inc. (a)	59,100	150,114
Telecommunications - 10.6%
AT&T, Inc.	55,000	1,426,700
Consolidated Communications Holdings, Inc.	33,185	579,410
Frontier Communications Corp.	7,825	59,783
Telefonos de Mexico SAB de CV - ADR	20,000	289,000
Verizon Communications, Inc.	32,600	947,356
Windstream Corporation	10,339	117,865
		3,420,114
Transportation Equipment Manufacturing - 6.3%
The Boeing Company	15,200	1,035,728
Honeywell International, Inc.	23,650	1,013,639
		2,049,367
Utilities - 2.8%
FirstEnergy Corp.	24,100	908,570
TOTAL COMMON STOCKS (Cost $25,619,864)		26,801,623

EXCHANGE TRADED FUNDS - 4.6%
iShares iBoxx Investment Grade Corporate Bond Fund	8,300	915,490
iShares MSCI Japan Index Fund	60,000	577,800
TOTAL EXCHANGE TRADED FUNDS (Cost $1,542,550)		1,493,290

SHORT TERM INVESTMENTS - 12.6%
Money Market Funds - 1.8%
AIM Liquid Assets Portfolio - Institutional Class, 0.26% (b)	592,304	592,304

	Principal
	Amount
U.S. Treasury Bills - 10.8%
United States Treasury Bill
0.11%, 12/30/2010 (c)	$3,500,000	3,497,449
TOTAL SHORT TERM INVESTMENTS (Cost $4,090,669)		4,089,753

Total Investments (Cost $31,253,083) - 100.0%		32,384,666
Other Assets in Excess of Liabilities - 0.0%		4,540
TOTAL NET ASSETS - 100.0%		$32,389,206

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of July 31, 2010.
(c)	Rate shown is the effective yield based on the purchase price. The calculation assumes that the security is held to maturity.

Summary of Fair Value Exposure at July 31, 2010

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definitionof fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuatio techniques used to develop the measurementws of fair value and a discussion in changes in valuation techniques and realted inputs druing the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Total Common Stocks*	$ 26,801,623	$ 26,801,623	$ -	$ -
Total Exchange Traded Funds	1,493,290	1,493,290
Short-Term Investments
Money Market Fund	592,304	592,304	-	-
U.S. Treasury Bill	3,497,449	-	3,497,449	-
Total Short Term Investments	4,089,753	592,304	3,497,449	-

Total Investment in Securities	$ 32,384,666	$ 28,887,217	$ 3,497,449	$ -
* For detailed industry description, see the Schedule of Investments.
The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows**:

Cost of investments		$ 31,253,083
Gross unrealized appreciation		5,127,829
Gross unrealized depreciation		(3,996,246)
Net unrealized appreciation		$ 1,131,583

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Fort Pitt Capital Funds

By (Signature and Title)        /s/ Douglas W. Kreps
    Douglas W. Kreps, President

Date          9/14/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Douglas W. Kreps
   Douglas W. Kreps, President

Date         9/14/2010

By (Signature and Title)*      /s/ Charles A. Smith
Charles A. Smith, Treasurer

Date          9/14/2010

* Print the name and title of each signing officer under his or her signature.